Equity Incentive Plan - Stock option activity (Details) - Plan - Options - BFLY Operations Inc - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at beginning of year	14,692,333	13,673,551
Granted	13,957,917	1,785,056
Exercised	(629,241)	(171,730)
Forfeited	(2,297,410)	(594,544)
Outstanding at end of year	25,723,599	14,692,333	13,673,551
Options exercisable	11,126,920	9,788,082
Vested and expected to vest	22,320,862	13,559,748
Weighted Average Exercise Price
Outstanding at beginning of year	$ 2.35	$ 2.10
Granted	5.77	4.31
Exercised	3.19	1.89
Forfeited	2.60	2.68
Outstanding at end of year	4.18	2.35	$ 2.10
Options exercisable	2.38	1.90
Vested and expected to vest	$ 3.97	$ 2.27
Weighted Average Remaining Contractual Term
Outstanding weighted average remaining contractual term	7 years 22 days	6 years 11 months 9 days	7 years 8 months 27 days
Options exercisable	6 years 4 days	6 years 4 months 21 days
Vested and expected to vest	6 years 11 months 9 days	6 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 47,820	$ 30,252
Outstanding at end of year	143,338	47,820	$ 30,252
Options exercisable	82,033	36,207
Vested and expected to vest	$ 129,047	$ 45,138